RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Change in benefit obligation: [Roll Forward]
Actuarial gain (loss)	$ 35	$ (412)
Foreign Plan | Pension Plan
Change in fair value of plan assets: [Roll Forward]
Fair Value Balance, beginning of year	748	1,093
Actual return on plan assets	14	(147)
Employer contributions	21	17
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	1	1
Benefits paid	35	35
Settlements	0	0
Currency impact	42	(181)
Fair Value Balance, end of year	791	748	$ 1,093
Change in benefit obligation: [Roll Forward]
Benefit Obligation Balance, Beginning of year	665	1,100
Service cost	16	22	22
Interest cost	24	9	8
Participant's contributions	1	1
Actuarial gain (loss)	33	262
Benefits paid	35	35
Settlement	0	0
Currency impact	44	(170)
Benefit Obligation Balance, end of year	682	665	1,100
Funded status of plan [Abstract]
Funded status of plan	109	83
Actuarial (gains) losses	43	52
Prior service costs (benefits)	0	0
Total	43	52
UNITED STATES | Pension Plan
Change in fair value of plan assets: [Roll Forward]
Fair Value Balance, beginning of year	396	551
Actual return on plan assets	(8)	(122)
Employer contributions	0	0
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	0	0
Benefits paid	8	10
Settlements	(21)	(23)
Currency impact	0	0
Fair Value Balance, end of year	359	396	551
Change in benefit obligation: [Roll Forward]
Benefit Obligation Balance, Beginning of year	357	512
Service cost	0	0	0
Interest cost	21	14	14
Participant's contributions	0	0
Actuarial gain (loss)	5	133
Benefits paid	9	10
Settlement	(21)	(26)
Currency impact	0	0
Benefit Obligation Balance, end of year	343	357	512
Funded status of plan [Abstract]
Funded status of plan	16	39
Actuarial (gains) losses	66	48
Prior service costs (benefits)	0	0
Total	66	48
UNITED STATES | Post-Retirement Benefit Plan
Change in fair value of plan assets: [Roll Forward]
Fair Value Balance, beginning of year	85	116
Actual return on plan assets	(2)	(26)
Employer contributions	0	0
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	0	0
Benefits paid	7	5
Settlements	0	0
Currency impact	0	0
Fair Value Balance, end of year	76	85	116
Change in benefit obligation: [Roll Forward]
Benefit Obligation Balance, Beginning of year	65	84
Service cost	0	1	1
Interest cost	4	2	2
Participant's contributions	0	0
Actuarial gain (loss)	(3)	17
Benefits paid	7	5
Settlement	0	0
Currency impact	0	0
Benefit Obligation Balance, end of year	65	65	$ 84
Funded status of plan [Abstract]
Funded status of plan	11	20
Actuarial (gains) losses	4	(6)
Prior service costs (benefits)	(2)	(3)
Total	2	(9)
Other Assets | Foreign Plan | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	174	140
Other Assets | UNITED STATES | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	19	42
Other Assets | UNITED STATES | Post-Retirement Benefit Plan
Funded status of plan [Abstract]
Funded status of plan	11	20
Employee compensation and benefits [Member] | Foreign Plan | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	0	0
Employee compensation and benefits [Member] | UNITED STATES | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	(1)	(1)
Employee compensation and benefits [Member] | UNITED STATES | Post-Retirement Benefit Plan
Funded status of plan [Abstract]
Funded status of plan	0	0
Retirement and post-retirement benefits | Foreign Plan | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	(65)	(57)
Retirement and post-retirement benefits | UNITED STATES | Pension Plan
Funded status of plan [Abstract]
Funded status of plan	(2)	(2)
Retirement and post-retirement benefits | UNITED STATES | Post-Retirement Benefit Plan
Funded status of plan [Abstract]
Funded status of plan	$ 0	$ 0